UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sonterra Capital, LLC

Address:  540 Madison Avenue, 34th Fl.
          New York, New York 10022


13F File Number: 028-14223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tye Schlegelmilch
Title:   Managing Member
Phone:  (212) 605-6000


Signature, Place and Date of Signing:

  /s/ Tye Schlegelmilch           New York, New York           May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             26

Form 13F Information Table Value Total:             $1,222,259
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number           Name

1.         028-14224                      Sonterra Capital Master Fund, Ltd.


                                                  FORM 13F INFORMATION TABLE
                                                        March 31, 2011



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE     SHARED  NONE
--------------                --------         -----      --------   -------   --- ----   ----------  -------- ----     ------  ----
CITIGROUP INC                 COM              172967101    6,630    1,500,000 SH         DEFINED     1        1,500,000
COMPUTER SCIENCES CORP        COM              205363104   36,714      753,421 SH         DEFINED     1          753,421
CONSOL ENERGY INC             COM              20854P109   40,465      754,519 SH         DEFINED     1          754,519
CONSOL ENERGY INC             COM              20854P109   81,137    1,512,900     CALL   DEFINED     1        1,512,900
DOMINOS PIZZA INC             COM              25754A201    5,825      316,058 SH         DEFINED     1          316,058
EL PASO CORP                  COM              28336L109   28,295    1,571,964 SH         DEFINED     1        1,571,964
EXELON CORP                   COM              30161N101   41,240    1,000,000     PUT    DEFINED     1        1,000,000
HELMERICH & PAYNE INC         COM              423452101   13,738      200,000     PUT    DEFINED     1          200,000
HERBALIFE LTD                 COM USD SHS      G4412G101   13,406      164,774 SH         DEFINED     1          164,774
INNOPHOS HOLDINGS INC         COM              45774N108   32,767      710,618 SH         DEFINED     1          710,618
INNOSPEC INC                  COM              45768S105    3,821      119,631 SH         DEFINED     1          119,631
LA Z BOY INC                  COM              505336107   11,692    1,224,274 SH         DEFINED     1        1,224,274
LOWES COS INC                 COM              548661107   19,823      750,000 SH         DEFINED     1          750,000
MADISON SQUARE GARDEN INC     CL A             55826P100    2,367       87,690 SH         DEFINED     1           87,690
NAVISTAR INTL CORP NEW        COM              63934E108   18,306      264,038 SH         DEFINED     1          264,038
NORDSTROM INC                 COM              655664100   11,815      263,257 SH         DEFINED     1          263,257
OPENTABLE INC                 COM              68372A104    2,276       21,400 SH         DEFINED     1           21,400
PENNYMAC MTG INVT TR          COM              70931T103    5,425      295,000 SH         DEFINED     1          295,000
PRIDE INTL INC DEL            COM              74153Q102   29,507      686,997 SH         DEFINED     1          686,997
SMURFIT-STONE CONTAINER CORP  COM              83272A104   24,949      645,503 SH         DEFINED     1          645,503
SPDR S&P 500 ETF TR           TR UNIT          78462F103  662,950    5,000,000     PUT    DEFINED     1        5,000,000
SPDR SERIES TRUST             S&P RETAIL ETF   78464A714   50,800    1,000,000     PUT    DEFINED     1        1,000,000
TOWER INTL INC                COM              891826109    1,556       91,879 SH         DEFINED     1           91,879
TRINITY INDS INC              COM              896522109   14,668      400,000     PUT    DEFINED     1          400,000
UAL CORP                      NOTE 4.500% 6/3  902549AH7    9,434    9,300,000 PRN        DEFINED     1        9,300,000
WILLIAMS COS INC DEL          COM              969457100   52,653    1,688,680 SH         DEFINED     1        1,688,680




SK 26285 0002 1193564